Other long-term debt (Tables) - Other Long-Term Debt [Member]	12 Months Ended
Dec. 31, 2019
Debt Instrument [Line Items]
Schedule of Other Long-term Debt

	December 31,	December 31,
Senior notes	2018	2019
	US$	US$
November 2020 Senior Secured notes due on November 22, 2020 at 8.875%	295,673,796	296,897,742
August 2019 Senior Notes due on August 30, 2019 at 8.125%	286,741,749	—
February 2021 Senior notes due on February 28, 2021 at 7.75%	270,624,821	261,941,119
March 2020 Senior Secured Notes due on March 12, 2020 at 9.875%	197,226,325	123,055,415
October 2021 Senior Secured Notes due on October 16, 2021 at 14.20%	—	295,968,740
Corporate bonds
Due December 28, 2020 at 8.20%	58,275,179	1,962,386
Due January 27, 2021 at 7.47%	43,709,787	8,213,641
Due March 14, 2021 at 7.09%	72,849,705	7,551,597
Due August 15, 2019 at 8.20%	63,404,057	—
Due April 7, 2020 at 8.20%	89,655,359	—
Due September 21, 2020 at 8.50%	28,998,553	21,947,434
Due April 1, 2024 at 8.40%	—	58,887,016
Due January 4, 2022 at 8.50%	—	650,673

Loan from Ping An Trust Co., Ltd
Due May 22, 2020 at 10.3192%	189,416,016	43,003,354
Due November 30, 2019 at 10.3192%	130,813,615	—
Due May 23, 2019 at 10.3192%	189,780,277	—
Due November 23, 2020 at 11.20%	—	200,682,320
Due May 22, 2021 at 15.00%	—	42,989,020
Due May 29, 2021 at 11.50%	—	85,863,364
Due April 26, 2021 at 11.50%	—	24,248,158

Loan from Guo Tou Tai Kang Trust Co., Ltd
Due October 30, 2019 at 9.30%	2,360,415	—
Due November 2, 2019 at 9.30%	26,780,511	—
Kunlun Trust Co., Ltd
Due March 17, 2020 at 7.62%	21,855,694	21,501,677

Loan from Wanxiang Trust Co., Ltd
Due December 4, 2020 at 12.00%	1,427,905	—
Due April 30, 2021 at 12.00%	—	28,668,903
Due January 4, 2020 at 12.00%	—	12,929,675
Due July 18, 2020 at 12.00%	—	21,501,677

Loan from China Huarong Asset Management Co., Ltd
Due November 27, 2020 at 11.50%	11,656,370	10,894,183
Due October 30, 2020 at 11.50%	40,951,099	28,095,525
Due November 8, 2021 at 12.00%	—	30,145,351

Loan from China Resources Investment Trust Co., Ltd
Due November 9, 2020 at 9.405%	50,996,620	42,286,632

Loan from Chang An International Trust Co., Ltd
Due December 10, 2023 at 9.00%	—	172,013,417

Loan from Henan Zhongyuan Microfinance Co., Ltd
Due July 23, 2021 at 11.60%	—	6,880,537

Loan from Kent EB-5 LLC
Due January 23, 2020 at 5.95%	9,500,000	9,500,000
Due April 30, 2020 at 5.95%	5,000,000	5,000,000
Due June 25, 2020 at 5.95%	5,000,000	5,000,000
Due August 4, 2020 at 5.95%	5,000,000	5,000,000
Due August 20, 2020 at 5.95%	5,000,000	5,000,000
Due October 1, 2020 at 5.95%	10,000,000	10,000,000
Due November 23, 2020 at 5.95%	10,000,000	10,000,000
Due March 15, 2021 at 5.95%	9,500,000	9,500,000
Due September 12, 2021 at 5.95%	500,000	500,000

Loan from Bank of Ozark
Due March 24, 2021 at 4.50% plus 1 month LIBOR	24,008,924	50,157,305

Loan from Bank Direct Capital Finance
Due November 1, 2020 at 5.5%	1,762,072	822,506

Loan from CMGT Lender 35 LLC
Due May 24, 2021 at 12.26%	—	18,660,737

Loan from 135-35 NORTHERN BLVD 1&2 LLC
Due May 1, 2021 at 8.5%	—	28,955,968

Total principal of other long-term debt	2,158,468,849	2,006,876,072
Less: current portion of other long-term debt	(1,118,013,649)	(970,185,445)
Total other long-term debt	1,040,455,200	1,036,690,627

Schedule of Maturities

As of December 31, 2019, the contractual maturities of these debts are as follows:

Year	Amount
US$
2020	970,185,445
2021	989,429,149
2022	34,402,683
2023	12,858,795
Less: current portion of other long term debt	(970,185,445)
Total: Other long-term debt	1,036,690,627